Summary of Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Basic earnings per share
Net income attributable to common shareholders	$ 3,489	$ 2,180	$ 10,331	$ 6,549
Weighted-average number of common shares outstanding (millions)	1,818.8	1,802.3	1,816.8	1,805.4
Basic earnings per share (Canadian dollars)	$ 1.92	$ 1.21	$ 5.69	$ 3.63
Diluted earnings per share
Net income available to common shareholders including impact of dilutive securities	$ 3,489	$ 2,180	$ 10,331	$ 6,549
Stock options potentially exercisable (millions)1	3.0	1.2	2.4	1.7
Weighted-average number of common shares outstanding – diluted (millions)	1,821.8	1,803.5	1,819.2	1,807.1
Diluted earnings per share (Canadian dollars)1	$ 1.92	$ 1.21	$ 5.68	$ 3.62
Average outstanding options excluded from calculation of diluted earnings per share	0.0	7.7	0.0	5.5
Weighted-average exercise price of average outstanding options excluded from the calculation of diluted earnings per share		$ 70.15		$ 71.47